Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Change in Accounting Estimate [Line Items]
Schedule of Changes in the Allowance for Credit Losses

The following table presents the changes in the allowance for credit losses for the years ended December 31, 2024 and 2023:

	December 31,
	2024	2023

Balance at the beginning of the year	$1,501	$1,130
Current period provision	3,180	762
Write offs	(118)	(330)
Recoveries collected	(903)	(61)

Balance at year end	$3,660	$1,501

Schedule of Property Plant and Equipment Useful Life

Property and equipment are stated at cost, net of accumulated depreciation using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	20 – 33
Office furniture and equipment	6 – 33
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Average Annual Rates for Other Intangible	The average annual rates for other intangible assets are as follows:
%

Technology	13 - 33
Customer relationships	7 – 17
Patents	10

Schedule of Fair Value of Each Option Granted

The fair value of each option granted in 2024, 2023 and 2022 using the Binomial model, was estimated on the date of grant with the following assumptions:

	Year ended December 31,
	2024	2023	2022

Contractual life	6 years	6 years	6 years
Expected exercise factor	2-2.8	2-2.8	2-2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	36.32%-36.34%	37.25%-39.28%	35.5%-36.4%
Risk-free interest rate	3.95%-4.35%	3.32%-4.2%	3.0%-4.3%